Cover	Aug. 13, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2021
Entity File Number	001-39860
Entity Registrant Name	PROVIDENT ACQUISITION CORP.
Entity Central Index Key	0001830531
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 11C/D, Kimley Commercial Building
Entity Address, Address Line Two	142 – 146 Queen’s Road Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+ 852
Local Phone Number	2467 0338
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PAQC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PAQCW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	PAQCU
Security Exchange Name	NASDAQ